Reporting And Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Advertising Costs	Total advertising costs, which are expensed as incurred, for the years ended December 31, were:

(millions)	Advertising Costs
2015	$748.3
2014	681.8
2013	619.3

Interest Capitalized	Total capitalized interest, which primarily relates to capitalized software projects, for the years ended December 31, was:

(millions)	Capitalized Interest
2015	$2.4
2014	1.3
2013	0.8

Equity-based Compensation and Related Tax Benefits
The total compensation expense recognized for equity-based compensation, both our equity and liability awards, for the years ended December 31, was:

(millions)	2015	2014	2013
Pretax expense	$66.2	$51.4	$64.9
Tax benefit	23.2	18.0	22.7

Supplemental Cash Flow Information	For the years ended December 31, we paid the following:

(millions)	2015	2014	2013
Income taxes	$701.8	$515.0	$497.0
Interest	132.0	116.0	122.3